Document and Entity Information	Oct. 28, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2025
Entity Registrant Name	KALARIS THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39409
Entity Tax Identification Number	83-1971007
Entity Address Address Line 1	400 Connell Drive
Entity Address Address Line 2	Suite 5500
Entity Address City Or Town	Berkeley Heights
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07922
City Area Code	650
Local Phone Number	249-2727
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	KLRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001754068
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	628 Middlefield Rd.
Entity Address Address Line 2	Suite 5500
Entity Address City Or Town	Palo Alto
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94301